Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000159640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000159640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000159640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159640 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000159641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000159641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159641 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000159642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000159642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159642 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000159643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000159643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159643 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000159645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000159645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159645 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159645 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000201776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000201776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000201776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201776 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025609 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025611 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025607 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025607 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025608 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000058978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058978 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000161521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161521 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000058977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058977 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000201768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201768 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000050444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000050444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000050444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050444 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000050445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000050445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000050445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050445 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000050443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000050443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000050443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050443 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091965 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000091965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000091965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000091965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000091965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000091965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091965 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200308 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200308 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000200308 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200308 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200308 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000200308 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200308 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200308 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200308 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200308 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000201771 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000201771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000201771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201771 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000025603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025603 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025605 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025605 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000025605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025605 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025605 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025605 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025601 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025601 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000025601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025601 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025601 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000025602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000025602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025602 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000091964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000091964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000091964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000091964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000091964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000091964 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091964 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200307 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200307 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000200307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000200307 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000200307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200307 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200307 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000201767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000201767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000201767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201767 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107193 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000107193 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000107193 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000107193 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000107193 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000107193 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000107193 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000107193 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000107193 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000107194 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000107194 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000107194 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000107194 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000107194 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000107194 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000107194 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000107194 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000107194 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000107195 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000107195 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000107195 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000107195 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000107195 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000107195 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000107195 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000107195 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000107195 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000107197 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000107197 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000107197 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000107197 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000107197 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000107197 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000107197 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000107197 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000107197 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000200310 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000200310 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000200310 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000200310 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000200310 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000200310 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000200310 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000200310 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000200310 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000107196 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000107196 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000107196 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000107196 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000107196 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000107196 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000107196 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000107196 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000107196 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000201775 | Developed Equity
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	6.50%
C000201775 | Developed Currency
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	3.10%
C000201775 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	7.80%
C000201775 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Percent of Net Long Exposure	8.50%
Percent of Net Short Exposure	1.10%
C000201775 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(36.20%)
Percent of Net Long Exposure	50.00%
Percent of Net Short Exposure	86.30%
C000201775 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000201775 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.60%
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	15.20%
C000201775 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Net Long Exposure	9.80%
Percent of Net Short Exposure	6.80%
C000201775 | Developed Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%